FORUM FUNDS II
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

January 10, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds II (the “Registrant”)
File Nos. 333-188521/811-22842
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 3, 2018  to the Prospectus dated December 22, 2017, for the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 3, 2018  (accession number 0001398344-18-000110).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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